Note 14 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Risk free rate	1.80%
Expected life in years (Year)	4 years 1 month 9 days
Expected volatility	30.80%
Dividend yield	0.60%
Weighted average fair value per option granted (in dollars per share)	$ 33.29